Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations						$ 1,205,200,000	$ 1,154,500,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	S/ 1,205,200,000		S/ 1,154,500,000
Interest payable						$ 12,719,000	$ 2,325,000
COFIDE [Member] | Currency Repurchase Obligations [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	March and July 2020	March and July 2020	February and June 2019	February and June 2019
Borrowings Effective Annual Interest Rate		$ 1.19		$ 0.28
Borrowings Interest rate		1.19		0.28
COFIDE [Member] | Currency Repurchase Obligations [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		1.75		1.22
Borrowings Interest rate		$ 1.75		$ 1.22
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	S/ 692,368,000		S/ 919,419,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	April to July 2020	April to July 2020	January 2019	January 2019
Borrowings Effective Annual Interest Rate		$ 3.03			$ 3.22
Borrowings Interest rate		3.03			3.22
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity			July 2020	July 2020
Borrowings Effective Annual Interest Rate		4.72			4.72
Borrowings Interest rate		$ 4.72			$ 4.72
COFIDE [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2027	January 2027	January 2027	January 2027
Borrowings Effective Annual Interest Rate	S/ 7.55	$ 6.70	S/ 7.55	$ 6.67
Borrowings Interest rate	S/ 7.55	$ 6.70	S/ 7.55	$ 6.67
COFIDE [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2034	October 2034	November 2031	November 2031
Borrowings Effective Annual Interest Rate	S/ 10.00	$ 8.56	S/ 10.00	$ 8.84
Borrowings Interest rate	S/ 10.00	8.56	S/ 10.00	8.84
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		7.75		7.75
Borrowings Interest rate		$ 7.75		$ 7.75
FMV Loans [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2020	January 2020	January 2019	January 2019
Borrowings Effective Annual Interest Rate	S/ 5.00			$ 5.00
Borrowings Interest rate	S/ 5.00			$ 5.00
FMV Loans [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	November 2028	November 2028	December 2038	December 2038
Borrowings Effective Annual Interest Rate	S/ 8.30			$ 8.30
Borrowings Interest rate	S/ 8.30			$ 8.30